Long Term Debt, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long Term Debt, Net

9. LONG-TERM DEBT, NET AND NOTES PAYABLE TO FOUNDER

Long-term debt, net and notes payable to founder consists of the following:

	June 30, 2017	December 31, 2016
	(in thousands)
Senior secured revolving credit facility	$195,687	$40,622
7.875% senior unsecured notes due 2024	500,000	500,000
Unamortized deferred financing costs	(10,161)	(10,717)

Total long-term debt, net	$685,526	$529,905

Notes payable to founder	$27,556	$26,957

Senior Secured Revolving Credit Facility. In November 2016, we entered into the Seventh Amended and Restated Credit Agreement (as amended, the “credit facility”) with Wells Fargo Bank, National Association, as administrative agent, and a syndicate of banks. On June 13, 2017, we entered into an Agreement and Amendment No. 2 (the “Second Amendment”) to the credit facility which, among other things: (a) increased our borrowing base from $287.5 million to $315.0 million until the next scheduled redetermination and (b) permits us to make a one-time cash distribution of no more than $1.0 million to a limited partner. As of June 30, 2017, we had $195.7 million outstanding with $114.0 million of available borrowing capacity under the credit facility. The letters of credit outstanding as of June 30, 2017 and December 31, 2016 were approximately $5.3 million and $7.6 million, respectively. The borrowing base is currently $315.0 million and is redetermined semi-annually in May and November of each year. The principal amount is payable on the maturity date of November 10, 2020.

The credit facility is secured by substantially all of our oil and natural gas properties and is based on our proved reserves and the value attributed to those reserves. We have a choice of borrowing in Eurodollars or at the “Reference Rate,” which is based on the prime rate of Wells Fargo Bank, National Association. The credit facility bears interest at the London Interbank Offered Rate (“LIBOR”) plus applicable margins ranging from 2.75% and 3.75% if our leverage ratio does not exceed 3.25 to 1.00, depending on the percentage of our borrowing based utilized, and ranging from 3.00% to 4.00% if our leverage ratio exceeds 3.25 to 1.00. The Reference Rate loans bear interest at a rate per annum equal to the greatest of (i) the agent bank’s Reference Rate, (ii) the federal funds effective rate plus 50 basis points and (iii) the rate for one month Eurodollar loans plus 1%, plus a margin ranging from 1.75% to 2.75% if our leverage ratio does not exceed 3.25 to 1.00, depending on the percentage of our borrowing base utilized, and ranging from 2.00% to 3.00% if our leverage ratio exceeds 3.25 to 1.00. The weighted average and effective interest rate on outstanding borrowings was 5.90% as of June 30, 2017 and 4.00% as of December 31, 2016.

The credit facility contains restrictive covenants that may limit our ability to, among other things, incur additional indebtedness, sell assets, guaranty or make loans to others, make investments, enter into mergers, make certain payments and distributions, enter into or be party to hedge agreements, amend our organizational documents, incur liens and engage in certain other transactions without the prior consent of the lenders. The credit facility permits us to make distributions in any fiscal quarter so long as (i) the amount of distributions made in such fiscal quarter does not exceed our excess cash flow from the immediately preceding fiscal quarter, (ii) no event of default exists, before and after giving effect to such distribution, (iii) our pro forma leverage ratio is less than 3.00 to 1.00 and (iv) before and after giving effect to such distribution the unused commitment amounts available under the credit facility are at least 20% of the commitments in effect.

The credit facility also requires us to maintain a current ratio (as defined in the credit facility), of consolidated current assets (including unused borrowing base committed capacity and with exclusions as described in the credit facility) to consolidated current liabilities of no less than 1.0 to 1.0 as of the last day of any fiscal quarter and leverage ratio of our consolidated debt (other than obligations under hedge agreements and founder notes) as of the end of such fiscal quarter to our consolidated earnings before interest, taxes, depreciation, depletion, amortization and exploration expenses (“EBITDAX”) over the four quarter period then ended (but annualized for the fiscal quarters ending December 31, 2016, March 31, 2017, and June 30, 2017) of not greater than 4.0 to 1.0.

As of June 30, 2017, we were in compliance with all financial covenants of the credit facility.

Senior Unsecured Notes. We have $500 million in aggregate principal amount of 7.875% senior unsecured notes (the “senior notes”) due December 15, 2024 which were issued at par by the Company and our wholly owned subsidiary Alta Mesa Finance Services Corp. (collectively, the “Issuers”) during the fourth quarter of 2016. Interest is payable semi-annually on June 15 and December 15 of each year, beginning June 15, 2017. At any time prior to December 15, 2019, we may, from time to time, redeem up to 35% of the aggregate principal amount of the senior notes in an amount of cash not greater than the net cash proceeds from certain equity offerings at the redemption price of 107.875% of the principal amount, plus accrued and unpaid interest, if any, to the date of redemption, if at least 65% of the aggregate principal amount of the senior notes remains outstanding after such redemption and the redemption occurs within 120 days of the closing date of such equity offering. At any time prior to December 15, 2019, we may, on any one or more occasions, redeem all or part of the senior notes for cash at a redemption price equal to 100% of their principal amount of the senior notes redeemed plus an applicable make-whole premium and accrued and unpaid interest, if any, to the date of redemption. Upon the occurrence of certain kinds of change of control, each holder of the senior notes may require us to repurchase all or a portion of the senior notes for cash at a price equal to 101% of the aggregate principal amount of the senior notes, plus accrued and unpaid interest, if any, to the date of repurchase. On and after December 15, 2019, we may redeem the senior notes, in whole or in part, at redemption prices (expressed as percentages of principal amount) equal to 105.906% for the twelve-month period beginning on December 15, 2019, 103.938% for the twelve-month period beginning on December 15, 2020, 101.969% for the twelve-month period beginning on December 15, 2021 and 100.000% beginning on December 15, 2022, plus accrued and unpaid interest, if any, to the date of redemption.

The senior notes are fully and unconditionally guaranteed on a senior unsecured basis by each of our material subsidiaries, subject to certain customary release provisions. Accordingly, they will rank equal in right of payment to all of our existing and future senior indebtedness; senior in right of payment to all of our existing and future indebtedness that is expressly subordinated to the senior notes or the respective guarantees; effectively subordinated to all of our existing and future secured indebtedness to the extent of the value of the collateral securing such indebtedness, including amounts outstanding under our credit facility; and structurally subordinated to all existing and future indebtedness and obligations of any of our subsidiaries that do not guarantee the senior notes.

The senior notes contain certain covenants limiting the Issuers’ ability and the ability of the Restricted Subsidiaries (as defined in the indenture governing the senior notes (the “indenture”)) to, under certain circumstances, prepay subordinated indebtedness, pay distributions, redeem stock or make certain restricted investments; incur indebtedness; create liens on the Issuers’ assets to secure debt; restrict dividends, distributions or other payments; enter into transactions with affiliates; designate subsidiaries as unrestricted subsidiaries; sell or otherwise transfer or dispose of assets, including equity interests of restricted subsidiaries; effect a consolidation or merger; and change our line of business.

Under the terms of the indenture for the senior notes, if we experience certain specific change of control events, unless the Issuers have previously or concurrently exercised their right to redeem all of the senior notes under the optional redemption provision, such holder has the right to require us to purchase such holder’s senior notes at 101% of the principal amount plus accrued and unpaid interest to the date of purchase.

As of June 30, 2017, we were in compliance with the indentures governing the senior notes.

Notes Payable to Founder. We have notes payable to our founder (“Founder Notes”) that bear simple interest at 10% with a balance of $27.6 million and $27.0 million at June 30, 2017 and December 31, 2016, respectively. The maturity date was extended on March 25, 2014 from December 31, 2018 to December 31, 2021. Interest and principal are payable at maturity. Our founder shall convert the notes into shares of common stock of High Mesa upon certain conditions, in the event of a liquidity event as defined Note 13.

These Founder Notes are unsecured and subordinate to all debt. In connection with the March 25, 2014 recapitalization of our Class B partner, the Founder Notes were amended and restated to subordinate them to the paid in kind (“PIK”) notes of our Class B partner. The Founder Notes were also subordinated to the rights of the holders of Class B units to receive distributions under our partnership agreement and subordinated to the rights of the holders of certain equity interests to receive payments.

Interest on the Founder Notes amounted to $0.6 million for each of the six months ended June 30, 2017 and 2016 and $0.3 million for each of the three months ended June 30, 2017 and 2016. Such amounts have been added to the balance of the Founder Notes.

Deferred financing costs. As of June 30, 2017, we had $12.5 million of deferred financing costs related to the credit facility and senior notes, which are being amortized over the respective terms of the related debt instrument. Deferred financing costs of $10.2 million related to the senior notes are netted with long-term debt on the condensed consolidated balance sheet as of June 30, 2017. Deferred financing costs of $2.3 million related to the credit facility are included in deferred financing costs, net on the condensed consolidated balance sheets at June 30, 2017. Amortization of deferred financing costs recorded for the six months ended June 30, 2017 and 2016 was $1.5 million and $2.0 million, respectively. Amortization of deferred financing costs recorded for each of the three months ended June 30, 2017 and 2016 was $0.5 million and $1.0 million, respectively. The amortization of these costs are included in interest expense on the condensed consolidated statements of operations.

The credit facility and the senior notes contain customary events of default. If an event of default occurs and is continuing, the holders of such indebtedness may elect to declare all the funds borrowed to be immediately due and payable with accrued and unpaid interest. Borrowings under other debt instruments that contain cross-acceleration or cross-default provisions may also be accelerated and become due and payable.

NOTE 10 — LONG TERM DEBT, NET

Long-term debt, net consists of the following:

	December 31, 2016	December 31, 2015
	(in thousands)
Senior secured revolving credit facility	$40,622	$152,000
Senior secured term loan	—	125,000
9.625% senior unsecured notes due 2018	—	448,598
7.875% senior unsecured notes due 2024	500,000	—
Unamortized deferred financing costs	(10,717)	(7,823)

Total long-term debt, net	$529,905	$717,775

Notes payable to founder	$26,957	$25,748

Senior Secured Revolving Credit Facility. In November 2016, we entered into the Seventh Amended and Restated Credit Agreement (as amended, the “credit facility”) with Wells Fargo Bank, National Association, as administrative agent, and a syndicate of banks. The amended and restated credit facility, among other things, (i) reaffirms the existing borrowing base amount of $300 million through the new redetermination of the borrowing base, (ii) increases the maximum credit amount from $500 million to $750 million, subject to borrowing base limit (iii) extends the maturity of the credit facility to November 10, 2020 with the completion of a refinancing of the 2018 Notes (as described below), (iv) increases our pricing grid by 25 to 50 basis points (depending on our leverage ratio), and (v) increases our mortgage requirement from 85% of the value of our proven reserves to 90%. Our borrowing base was reduced to $287.5 million from $300 million following the issuance of the 2024 Notes, as described below.

As of December 31, 2016, the Company had $40.6 million outstanding with $239.3 million of available borrowing capacity under the credit facility. The principal amount is payable at maturity. The credit facility borrowing base is redetermined semi-annually, on or about May 1 and November 1 of each year. The credit facility is secured by substantially all of our oil and natural gas properties and is based on our proved reserves and the value attributed to those reserves. We have a choice of borrowing in Eurodollars or at the “Reference Rate,” which is based on the prime rate of Wells Fargo Bank, National Association. The credit facility bears interest at the London Interbank Offered Rate (“LIBOR”) plus applicable margins ranging from 2.75% and 3.75% if our leverage ratio does not exceed 3.25 to 1.00, depending on the percentage of our borrowing based utilized, and ranging from 3.00% to 4.00% if our leverage ratio exceeds 3.25 to 1.00. The reference rate loans bear interest at a rate per annum equal to the greatest of (i) the agent bank’s reference rate, (ii) the federal funds effective rate plus 50 basis points and (iii) the rate for one month Eurodollar loans plus 1%, plus a margin ranging from 1.75% to 2.75% if our leverage ratio does not exceed 3.25 to 1.00, depending on the percentage of our borrowing base utilized, and ranging from 2.00% to 3.00% if our leverage ratio exceeds 3.25 to 1.00. The weighted average and effective interest rate on outstanding borrowings was 4.00% as of December 31, 2016 and 2.89% as of December 31, 2015. The letters of credit outstanding as of December 31, 2016 and 2015 were $7.6 million and $65,000, respectively.

The credit facility contains restrictive covenants that may limit our ability to, among other things, incur additional indebtedness, sell assets, guaranty or make loans to others, make investments, enter into mergers, make certain payments and distributions, enter into or be party to hedge agreements, amend our organizational documents, incur liens and engage in certain other transactions without the prior consent of the lenders. The credit facility permits us to make distributions in any fiscal quarter so long as (i) the amount of distributions made in such fiscal quarter does not exceed our excess cash flow from the immediately preceding fiscal quarter, (ii) no event of default exists, before and after giving effect to such distribution, (iii) our pro forma leverage ratio is less than 3.00 to 1.00 and (iv) before and after giving effect to such distribution the unused commitment amounts available under the credit facility are at least 20% of the commitments in effect. As of December 31, 2016, the covenants of the Company’s credit facility prohibit it from making any distributions.

The credit facility also requires us to maintain a current ratio (as defined in the credit facility), of consolidated current assets (including unused borrowing base committed capacity and with exclusions as described in the credit facility) to consolidated current liabilities of no less than 1.0 to 1.0 as of the last day of any fiscal quarter and leverage ratio of our consolidated debt (other than obligations under hedge agreements and founder notes) as of the end of such fiscal quarter to our consolidated earnings before interest, taxes, depreciation, depletion, amortization and exploration expenses (“EBITDAX”) over the four quarter period then ended (but annualized for the fiscal quarters ending December 31, 2016, March 31, 2017, and June 30, 2017) of not greater than 4.0 to 1.0, commencing with the fiscal quarter ending December 31, 2016.

As of December 31, 2016, we were in compliance with all covenants under the credit facility.

Senior Secured Term Loan. On June 2, 2015, we entered into a second lien senior secured term loan agreement (the “term loan facility”) with Morgan Stanley Energy Capital Inc., as administrative agent, and the lenders party thereto, pursuant to which we borrowed $125 million. In October 2016, High Mesa contributed $300 million to us from the investment by Bayou City, as described in Note 16. We used a portion of the contribution to repay all amounts outstanding under the term loan facility of $127.7 million, which includes accrued interest and a $2.5 million prepayment premium for repaying all amounts owed under the term loan facility prior to maturity date.

For the year ended December 31, 2016, the Company recognized a loss of $4.7 million, which included unamortized deferred financing cost write-offs of $2.0 million, and are reflected in loss on extinguishment of debt in the consolidated statements of operations.

Senior Unsecured Notes. On December 8, 2016, the Company and our wholly owned subsidiary Alta Mesa Finances Services Corp. (collectively, the “Issuers”) issued $500.0 million in aggregate principal amount of 7.875% senior unsecured notes due December 15, 2024 at par, the 2024 Notes, which resulted in aggregate net proceeds to the Company of $491.3 million, after deducting commission offering expenses. The Company used the proceeds from the issuance of the 2024 Notes to fund the repurchase of the 2018 Notes pursuant to a tender offer and the redemption of any of the 2018 Notes that remained outstanding after consummation of the tender offer. The remainder of the proceeds were used to repay a portion of our indebtedness under our credit facility.

The 2024 Notes will mature on December 15, 2024, and interest is payable semi-annually on June 15 and December 15 of each year, beginning June 15, 2017. At any time prior to December 15, 2019, the Company may, from time to time, redeem up to 35% of the aggregate principal amount of the 2024 Notes in an amount of cash not greater than the net cash proceeds from certain equity offerings at the redemption price of 107.875% of the principal amount, plus accrued and unpaid interest, if any, to the date of redemption, if at least 65% of the aggregate principal amount of the 2024 Notes remains outstanding after such redemption and the redemption occurs within 120 days of the closing date of such equity offering. At any time prior to December 15, 2019, the Company may, on any one or more occasions, redeem all or part of the 2024 Notes for cash at a redemption price equal to 100% of their principal amount of the 2024 Notes redeemed plus an applicable make-whole premium and accrued and unpaid interest, if any, to the date of redemption. Upon the occurrence of certain kinds of change of control, each holder of the 2024 Notes may require the Company to repurchase all or a portion of the 2024 Notes for cash at a price equal to 101% of the aggregate principal amount of the 2024 Notes, plus accrued and unpaid interest, if any, to the date of repurchase. On and after December 15, 2019, the Company may redeem the 2024 Notes, in whole or in part, at redemption prices (expressed as percentages of principal amount) equal to 105.906% for the twelve-month period beginning on December 15, 2019, 103.938% for the twelve-month period beginning December 15, 2020, 101.969% for the twelve-month period beginning on December 15, 2021 and 100.000% beginning on December 15, 2022, plus accrued and unpaid interest, if any, to the date of redemption.

The 2024 Notes are fully and unconditionally guaranteed on a senior unsecured basis by each of our material subsidiaries, subject to certain customary release provisions. Accordingly, they will rank equal in right of payment to all of the Company’s existing and future senior indebtedness; senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated to the 2024 Notes or the respective guarantees; effectively subordinated to all of the Company’s existing and future secured indebtedness to the extent of the value of the collateral securing such indebtedness, including amounts outstanding under the Company’s credit facility; and structurally subordinated to all existing and future indebtedness and obligations of any of the Company’s subsidiaries that do not guarantee the 2024 Notes.

The 2024 Notes contain certain covenants limiting the Issuers’ ability and the ability of the Restricted Subsidiaries (as defined in the indenture) to, under certain circumstances, prepay subordinated indebtedness, pay distributions, redeem stock or make certain restricted investments; incur indebtedness; create liens on the Issuers’ assets to secure debt; restrict dividends, distributions or other payments; enter into transactions with affiliates; designate subsidiaries as unrestricted subsidiaries; sell or otherwise transfer or dispose of assets, including equity interests of restricted subsidiaries; effect a consolidation or merger; and change the Company’s line of business. As of December 31, 2016, the covenants of the Company’s senior secured revolving credit facility prohibit it from making any distributions.

Under the terms of the indenture for the 2024 Notes, if we experience certain specific change of control events, unless the Issuers have previously or concurrently exercised their right to redeem all of the senior notes under the optional redemption provision, such holder has the right to require us to purchase such holder’s senior notes at 101% of the principal amount plus accrued and unpaid interest to the date of purchase.

Repurchase and Redemption of 9.625% Senior Unsecured Notes due 2018

On November 30, 2016 we commenced a tender offer for any and all outstanding 2018 Notes. The tender offer expired on December 7, 2016 and on December 8, 2016, we made payment of the aggregate principal amount of the 2018 Notes validly tendered. In connection therewith, on December 8, 2016, the Company caused to be deposited, with Wells Fargo Bank, National Association, the Trustee for the 2018 Notes (the “Trustee”), funds sufficient to redeem any 2018 Notes remained outstanding on December 8, 2016. On December 20, 2016, the Trustee executed a satisfaction and discharge (the “Satisfaction and Discharge”) of the indenture relating to the 2018 Notes. The Satisfaction and Discharge, among other things, discharged the indenture and the obligations of the Company thereunder. As a result of the tender offer and redemption, the Company repurchased and redeemed its $450 million outstanding 2018 Notes for an aggregate cost of $459.4 million, including accrued interest and fees, for the year ended December 31, 2016.

For the year ended December 31, 2016, the Company recognized a loss of $13.5 million, which includes unamortized discount write-off of $0.9 million, unamortized deferred financing costs write-off of $3.2 million, tender premium of $2.5 million and accrued interest of $6.9 million, which is all reflected in loss on extinguishment of debt in the consolidated statements of operations.

Notes Payable to Founder. We have notes payable to our founder which bear simple interest at 10% with a balance of $27.0 million and $25.7 million at December 31, 2016 and 2015, respectively. The maturity date was extended on March 25, 2014, from December 31, 2018 to December 31, 2021. Interest and principal are payable at maturity. Our founder may convert the notes into shares of our Class B partner’s, High Mesa, common stock upon certain conditions in the event of an initial public offering of High Mesa.

These founder notes are unsecured and are subordinate to all debt. In connection with the March 25, 2014 recapitalization of our Class B partner described in Note 16, the founder notes were amended and restated to subordinate them to the paid in kind notes of our Class B partner. The founder notes were also subordinated to the rights of the holders of Class B units to receive distributions under our partnership agreement, as amended, and subordinated to the rights of the holders of Series B preferred stock to receive payments.

Interest on the notes payable to our founder amounted to $1.2 million during each of the years ended December 31, 2016, 2015 and 2014. Such amounts have been added to the balance of the founder notes.

Deferred financing costs. As of December 31, 2016, the Company had $13.7 million of deferred financing costs related to the credit facility and the 2024 Notes, which are being amortized over the respective terms of the related debt instrument. Deferred financing costs of $10.7 million related to the 2024 Notes are included in long-term debt on the consolidated balance sheets as of December 31, 2016. Deferred financing costs of $3.0 million related to the credit facility are included in deferred financing costs, net on the consolidated balance sheets at December 31, 2016. Amortization of deferred financing costs recorded for the years ended December 31, 2016, 2015 and 2014 was $3.9 million, $3.4 million and $2.9 million, respectively. These costs are included in interest expense on the consolidated statements of operations. The loss on extinguishment of debt in the consolidated statements of operations included unamortized deferred financing costs write-offs of $5.1 million related to the repayment of the term loan facility and the repurchase and redemption of the 2018 Notes for the year ended December 31, 2016. No deferred financing costs were written off during the years ended December 31, 2015 and 2014.

Future maturities of long-term debt, including the notes payable to our founder and excluding unamortized deferred financing costs, at December 31, 2016 are as follows (in thousands):

Year ending December 31,
2017	$—
2018	—
2019	—
2020	40,622
2021	26,957
Thereafter	500,000

$567,579

The credit facility and the 2024 Notes contain customary events of default. If an event of default occurs and is continuing, the holders of such indebtedness may elect to declare all the funds borrowed to be immediately due and payable with accrued and unpaid interest. Borrowings under other debt instruments that contain cross-acceleration or cross-default provisions may also be accelerated and become due and payable.

At December 31, 2016, we were in compliance with the covenants of our debt agreements.